Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Energy purchases	$ (902,434,871)	$ (891,746,884)	$ (860,203,181)
Fuel consumption	(280,739,362)	(295,148,838)	(327,502,996)
Transportation costs	(155,879,249)	(195,123,118)	(182,453,155)
Other raw materials and consumables	(182,102,035)	(115,400,740)	(111,826,227)
Total	$ (1,521,155,517)	$ (1,497,419,580)	$ (1,481,985,559)